SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payroll and related	$ 1,027	$ 579
Professional fees	3,417	1,449
Share-based compensation	842
Depreciation and amortization	321	213
Office maintenance	275	23
Investor relations	254	101
Others	358
General and administrative expense	$ 6,494	$ 2,365